Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill

	December 31, 2013	March 31, 2013
Hydrogen On Demand Intellectual Property	$650,000	$650,000
D2 Hydrogen Technology Intellectual Property	350,000	350,000
Other	1,000	1,000

Subtotal	1,001,000	1,001,000
Less: accumulated amortization	(211,250)	(162,500)

Total intangible assets, net	$789,750	$838,500

	March 31, 2013	March 31, 2012
Hydrogen On Demand Intellectual Property	$650,000	$650,000
D2 Hydrogen Technology Intellectual Property	350,000	350,000
Other	1,000	1,000

Subtotal	1,001,000	1,001,000
Less: accumulated amortization	(162,500)	(97,500)

Total intangible assets, net	$838,500	$903,500